Other assets and other liabilities (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016
Other assets
Cash collateral on derivative instruments	SFr 7,488	SFr 6,330	SFr 5,141
Cash collateral on non-derivative transactions	909	510	490
Derivative instruments used for hedging	37	33	50
Assets held-for-sale	8,039	8,790	8,300
of which loans	7,980	8,724	8,130
of which real estate	58	66	141
of which long-lived assets	1	0	29
Assets held for separate accounts	182	186	190
Interest and fees receivable	5,160	4,746	4,669
Deferred tax assets	5,191	5,228	5,522
Prepaid expenses	606	478	379
Failed purchases	1,475	1,375	1,327
Defined benefit pension and post-retirement plan assets	2,504	2,389	2,170
Other	3,718	3,713	3,833
Other assets	35,309	33,778	32,071
Other liabilities
Cash collateral on derivative instruments	8,761	8,749	8,644
Cash collateral on non-derivative transactions	552	516	473
Derivative instruments used for hedging	2	16	99
Provisions	1,013	983	1,007
of which off-balance sheet risk	132	116	106
Restructuring liabilities	329	312	306	SFr 264	SFr 309	SFr 311
Liabilities held for separate accounts	182	186	190
Interest and fees payable	5,744	5,308	5,591
Current tax liabilities	666	720	700
Deferred tax liabilities	567	461	394
Failed sales	624	653	720
Defined benefit pension and post-retirement plan liabilities	546	543	541
Other	11,528	11,231	12,947
Other liabilities	30,514	29,678	31,612
Restricted loans, representing collateral on secured borrowings, included in loans held-for-sale	623	446	534
Foreclosed or repossessed real estate	7	21	8
Foreclosed or repossessed residential real estate	4	SFr 18	5
Bank
Other assets
Cash collateral on derivative instruments	7,488		5,142
Cash collateral on non-derivative transactions	909		490
Derivative instruments used for hedging	37		50
Assets held-for-sale	8,039		8,300
of which loans	7,980		8,130
of which real estate	58		141
of which long-lived assets	1		29
Assets held for separate accounts	182		190
Interest and fees receivable	5,446		4,819
Deferred tax assets	5,114		5,457
Prepaid expenses	555		330
Failed purchases	1,475		1,327
Defined benefit pension and post-retirement plan assets	1,062		1,058
Other	3,720		3,793
Other assets	34,027		30,956
Other liabilities
Cash collateral on derivative instruments	8,761		8,644
Cash collateral on non-derivative transactions	552		473
Derivative instruments used for hedging	2		99
Provisions	997		998
of which off-balance sheet risk	132		106
Restructuring liabilities	324		301	SFr 264		SFr 311
Liabilities held for separate accounts	182		190
Interest and fees payable	5,903		5,804
Current tax liabilities	652		687
Deferred tax liabilities	255		152
Failed sales	624		720
Defined benefit pension and post-retirement plan liabilities	546		541
Other	11,640		13,074
Other liabilities	30,438		31,683
Restricted loans, representing collateral on secured borrowings, included in loans held-for-sale	623		534
Foreclosed or repossessed real estate	7		8
Foreclosed or repossessed residential real estate	SFr 4		SFr 5